Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Property, plant and equipment, at cost	$ 5,387,852	$ 5,050,400
Less: accumulated depreciation	1,220,559	1,114,237
Net property, plant and equipment	4,167,293	3,936,163
Current assets:
Cash and cash equivalents	5,058	5,521
Accounts receivable and unbilled revenues, net	95,356	92,921
Income tax receivable	7,873	16,082
Deferred income taxes	40,038	37,818
Inventory, materials and supplies	11,438	11,757
Prepayments and other current assets	11,112	10,372
Assets of discontinued operations held for sale	794	86,423
Total current assets	171,669	260,894
Regulatory assets	585,600	521,264
Deferred charges and other assets, net	50,290	49,852
Investment in joint venture	48,695	38,620
Funds restricted for construction activity	47	23,572
Goodwill	28,223	28,152
Total assets	5,051,817	4,858,517
Aqua America stockholders' equity:
Common stock at $.50 par value, authorized 300,000,000 shares, issued 177,928,922 and 175,985,437 in 2013 and 2012	88,964	70,472
Capital in excess of par value	743,335	718,482
Retained earnings	729,272	611,303
Treasury stock, at cost, 1,178,323 and 776,355 shares in 2013 and 2012	(27,082)	(14,668)
Accumulated other comprehensive income	346	115
Total Aqua America stockholders' equity	1,534,835	1,385,704
Noncontrolling interest	208	188
Total equity	1,535,043	1,385,892
Long-term debt, excluding current portion	1,468,583	1,543,954
Commitments and contingencies (See Note 9)
Current liabilities:
Current portion of long-term debt	86,288	45,038
Loans payable	36,740	80,383
Accounts payable	65,816	55,506
Accrued interest	13,615	14,026
Accrued taxes	15,442	28,214
Other accrued liabilities	34,193	27,360
Liabilities of discontinued operations held for sale	14,816	23,637
Total current liabilities	266,910	274,164
Deferred credits and other liabilities:
Deferred income taxes and investment tax credits	867,880	723,367
Customers' advances for construction	74,257	71,595
Regulatory liabilities	281,014	241,363
Other	81,552	157,978
Total deferred credits and other liabilities	1,304,703	1,194,303
Contributions in aid of construction	476,578	460,204
Total liabilities and stockholders' equity	$ 5,051,817	$ 4,858,517